Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Issued capital [member]	Non-controlling interests [member]	Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2020	$ 48,729,582	$ 257,154	$ 191,772	$ (33,900,850)	$ (7,571,569)	$ 7,706,089
Balance, shares at Dec. 31, 2020	16,155,812
IfrsStatementLineItems [Line Items]
Net loss					(4,489,198)	(4,489,198)	[1]
Adjustment against capital and retained earning				(16,517)		(16,517)
Foreign currency translation adjustments			230,081			230,081	[1]
GeniusU Shares issued for cash	3,127,442					3,127,442
Shares issued for conversion of convertible notes	$ 181,175					181,175
Shares issued for conversion of convertible notes, shares
Funds received for shares to be Issued		953,087				953,087
Share based compensation	$ 293,837					293,837
Share based compensation, shares
Non-controlling interest	$ (3,308,617)	3,134,658	10,597		163,362
Balance at Dec. 31, 2021	$ 49,023,419	4,344,899	432,450	(33,917,367)	(11,897,405)	7,985,996
Balance, shares at Dec. 31, 2021	16,155,812
IfrsStatementLineItems [Line Items]
Net loss		(206,021)			(55,800,418)	(56,006,439)	[1]
Foreign currency translation adjustments			(290,184)			(290,184)	[1]
GeniusU Shares issued for cash		2,655,739				2,655,739
Shares issued for conversion of convertible notes	$ 7,829,607					7,829,607
Shares issued for conversion of convertible notes, shares	1,554,097
Share based compensation	$ 1,308,784					1,308,784
Share based compensation, shares	109,923
Proceeds from IPO (net)	$ 15,202,858					15,202,858
Proceeds from IPO (net), shares	3,913,410
Share options GG IPO April 2022	$ 270,476					270,476
Share options GG IPO April 2022, shares	45,580
Shares issued for IPO acquisition	$ 35,098,001					35,098,001
Shares issued for IPO acquisition, shares	5,975,407
Shares cancelled in satisfaction of liability, net of derivative liability	$ (100,002)					(100,002)
Shares cancelled in satisfaction of liability, net of derivative liability, shares	(49,002)
Balance at Dec. 31, 2022	$ 108,633,143	6,794,617	142,266	(33,917,367)	(67,697,823)	13,954,836	[2]
Balance, shares at Dec. 31, 2022	27,705,227
IfrsStatementLineItems [Line Items]
Net loss		(54,079)			(5,657,143)	(5,711,222)	[3]
Foreign currency translation adjustments			(203,832)			(203,832)
Shares issued for conversion of convertible notes						7,000,000
Shares issued for conversion of convertible notes, shares	45,239,128
Share based compensation	$ 532,466					532,466
Share based compensation, shares	432,320
Shares issued for conversion of convertible notes	$ 18,026,388					18,026,388
Convertible loan adjustment for outstanding note, net	(10,006,519)					(10,006,519)
Share issued by conversion from ERL and GeniusU	$ 125,109	(125,109)
Share issued by conversion from ERL and GeniusU, shares	149,160
Q4 2023 Share Option Plan	$ 214,116					214,116
Q4 2023 Share Option Plan, shares	347,949
ERL Spin off	$ (31,862,919)	(925,954)		25,519,367	14,222,186	6,952,680
RF PPA adjustment	(4,043,920)					(4,043,920)
Balance at Dec. 31, 2023	$ 81,617,864	$ 5,689,475	$ (61,566)	$ (8,398,000)	$ (59,132,780)	$ 19,714,993
Balance, shares at Dec. 31, 2023	73,873,784

[1]	Restatement details in Note 2
[2]	Restatement details in Note 2
[3]	Restatement as per Note 2